Description of business	12 Months Ended
Dec. 31, 2025
Description of business
Description of business

1.Description of business

Satellos Bioscience Inc. (“Satellos” or the “Company”) is a Canadian biotechnology and drug development company incorporated under the laws of Canada. The head office, principal address, and records of the Company are located at Royal Bank Plaza, South Tower, 200 Bay Street, Suite 2800, Toronto, Ontario, M5J 2J1 Canada and the Company’s common shares (“Common Shares”) are listed on the Toronto Stock Exchange (“TSX”) and the Nasdaq Global Market (“Nasdaq”).

The Company has wholly owned subsidiaries in Australia (Satellos Bioscience Australia Pty Ltd) and in Delaware, USA (Satellos Bioscience US, Inc.).

On July 29, 2025, the Company completed the sale of its wholly owned subsidiary in Canada, Amphotericin B Technologies, Inc., (AmpB), to Natural Works Trading Limited, as part of a strategic portfolio review, for consideration of $10. This divestiture did not impact the Company’s core operations or ongoing business activities.